12. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Change in accumulated benefit obligation
(Dollars in thousands)
	2013	2012

Benefit obligation at beginning of period	$3,382	2,923
Service cost	336	430
Interest cost	65	89
Benefits paid	(142)	(60)
Reversal of excess accrual	(60)	-

Benefit obligation at end of period	$3,581	3,382

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2013	2012

Benefit obligation	$3,581	3,382
Fair value of plan assets	-	-

(Dollars in thousands)
	2013	2012

Funded status	$(3,581)	(3,382)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(3,581)	(3,382)

Unfunded accrued liability	$(3,581)	(3,382)
Intangible assets	-	-

Net amount recognized	$(3,581)	(3,382)

Schedule of Net Benefit Costs
(Dollars in thousands)
	2013	2012

Service cost	$336	430
Interest cost	65	89

Net periodic cost	$401	519

Weighted average discount rate assumption used to
determine benefit obligation	5.46%	5.43%

Schedule of Expected Benefit Payments
(Dollars in thousands)

Year ending December 31,
2014	$205
2015	$234
2016	$233
2017	$262
2018	$275
Thereafter	$8,648